As filed with the Securities and Exchange Commission on October 17, 2014
File No. 333-30470
ICA No. 811-09815

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 30	[X]
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 33

THE ARBITRAGE FUNDS

(Exact name of Registrant as Specified in Trust Instrument)

41 Madison Avenue
42nd Floor
New York, New York 10010
(Address of Principal Executive Office)

(212) 259-2655
(Area Code and Telephone Number)

John S. Orrico
Water Island Capital, LLC
41 Madison Avenue, 42nd Floor
New York, NY 10010
(Name and Address of Agent for Service)

Copy to:

Joshua B. Deringer, Esq.
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

[X]	Immediately upon filing pursuant to paragraph (b)	[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 17th day of October, 2014.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John S. Orrico	President and Chairman of	October 17, 2014
John S. Orrico	the Board of Trustees

/s/ Kim Storms	Chief Financial Officer	October 17, 2014
Kim Storms

Jay N. Goldberg*	Trustee	October 17, 2014

John C. Alvarado*	Trustee	October 17, 2014

Burtt R. Ehrlich*	Trustee	October 17, 2014

Robert P. Herrmann*	Trustee	October 17, 2014

*
/s/ John S. Orrico
John S. Orrico
Attorney-in-fact
October 17, 2014

Exhibit Index

Exhibit No.	Description
EX-101. INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase